Estimated Fair Values of Canon's Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	¥ (2,693)	¥ (3,664)
Carrying (Reported) Amount, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(2,693)	(3,664)
Foreign exchange contract assets	254	831
Foreign exchange contract liabilities	(14,945)	(25,493)
Estimate of Fair Value, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(2,693)	(3,654)
Foreign exchange contract assets	254	831
Foreign exchange contract liabilities	¥ (14,945)	¥ (25,493)